OTHER INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER INCOME [Abstract]
Foreign exchange gain (loss)	$ (3,039)	$ 2,336	$ 1,547